Related Party Balances and Transactions	12 Months Ended
Jun. 30, 2025
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
15.	RELATED PARTY BALANCES AND TRANSACTIONS

Name of Related Party	Relationship to Us
Zhuoqin Huang	Chairman of the board of the Company
Shenzhen HipHopJust Information Technology Co., Ltd.	Minority shareholder of Shenzhen JamBox
Weiyi Lin	Director of the Company
Lei Wang	Director of Pupu Sibo
Wanquan Yi	Minority shareholder of Shenzhen JamBox
Shenzhen JamBox	A company where the Company holds minority interest
Xiamen Hualiu Boying Film & Media Co., Ltd. (“Hualiu Boying”).	A company where the Company holds minority interest
Xiamen Pupu Investment	A company controlled by Zhuoqin Huang
Xinchengxin (Xiamen) Property Management Co., Ltd.	A company’s Director is Henda Gao
Xiamen Wandefu Trading Co., Ltd.	A company’s Director is Henda Gao
Henda Gao	Chief representative of a subsidiary of the Company
Wenjuan Qiu	Vice President of the Company
Jiaming Wu	Minority shareholder of Xiamen Pupu Investment
Xiamen Pengqian Culture Communication Co., Ltd.	A company controlled by Weiyi Lin
Xiamen Roppongi Culture Media Co., Ltd.	A subsidiary of a company where Liya Wei holds a minority interest
Digital Intelligence (Guangzhou) Era Culture Development Co., Ltd.	A subsidiary of a company where Liya Wei holds a minority interest
Zhuhai Hengqin Aosi Culture Communication Co., Ltd.	A subsidiary of a company where Liya Wei holds a minority interest
AOSI Production Co Ltd	A subsidiary of a company where Liya Wei holds a minority interest
Liya Wei	Wife of the Chairman of the board of the Company

As of June 30, 2025 and 2024, due from related parties consisted of the following:

		As of June 30,
		2025	2024
Lei Wang	Receivable on disposal of a subsidiary	-	$11,903
Wanquan Yi	Receivable on disposal of a subsidiary	-	247,688
Shenzhen JamBox	Outstanding balance on date of disposal of this subsidiary and further loan to this company	-	389,559
Total		-	649,150
Allowance for credit loss		-	-
Due from related parties, net		-	$649,150

Due from related parties of Lei Wang, Wanqun Yi, and Shenzhen JamBox have been settled in amount of $11,903, $247,688, and $389,559, respectively, by June 30, 2025.

As of June 30, 2025 and 2024, accounts receivable, net - related parties consisted of the following:

		As of June 30,
		2025	2024
Shenzhen JamBox	Outstanding balance for sales and on date of disposal of this subsidiary, respectively	$214,557	$2,121,725
Hualiu Boying		-	8,373
Xiamen Pupu Investment		-	165
Total		214,557	2,130,263
Allowance for credit loss		(44,503)	(1,513)
Accounts receivable, net-related parties		$170,054	$2,128,750

As of June 30, 2025 and 2024, Operating lease income receivable - related parties consisted of the following:

		As of June 30,
		2025	2024
Xinchengxin (Xiamen) Property Management Co., Ltd.	Operating lease income receivable	92,587	-
Total		92,587	$-

As of June 30, 2025 and 2024, Deferred operating lease income receivable - related parties consisted of the following:

		As of June 30,
		2025	2024
Xinchengxin (Xiamen) Property Management Co., Ltd.	Deferred operating lease income receivable, current portion	1,012,131	-
Xinchengxin (Xiamen) Property Management Co., Ltd.	Deferred operating lease income receivable, non-current portion	1,060,756	-
Total		2,072,887	$-

As of June 30, 2025 and 2024, advance to suppliers - related parties consisted of the following:

		As of June 30,
		2025	2024
Xiamen Liubengmu Culture Media Co., Ltd.	Advance payment for service fee	446,703	-

Xiamen Hualiu Boying Video Media Co., Ltd.	Advance payment for service fee	8,376	-
Total		455,079	$-

As of June 30, 2025 and 2024, Prepaid expenses and other current assets - related parties consisted of the following:

		As of June 30,
		2025	2024
Lei Wang	Employees’ advance for business purpose	113	-
Wenjuan Qiu	Employees’ advance for business purpose	955	-
Total		1,068	$-

As of June 30, 2025 and 2024, accounts payable - related parties consisted of the following:

		As of June 30,
		2025	2024
Xiamen Pupu Investment	Purchase service payable	105,395	-
AOSI PRODUCTION CO LTD	Purchase service payable	52,249	-
Total		157,644	$-

As of June 30, 2025 and 2024, contract liability - related parties consisted of the following:

		As of June 30,
		2025	2024
Xiamen Pupu Investment	Prepayment from the company for the service provided to	-	2,906,209
Total		-	$2,906,209

Contract liability of Xiamen Pupu Investment were partially settled by services rendered from the Company. As of June 30, 2025, contract liability was $nil.

As of June 30, 2025 and 2024, accrued liabilities and other payables - related parties consisted of the following:

		As of June 30,
		2025	2024
Xiamen Pupu Investment	Outstanding balance on date of disposal of this subsidiary	-	1,390,515
Wenjuan Qiu		1,755	-
Jiaming Wu		7,399	-
Weiyi Lin		3,528	-
Total		12,682	$1,390,515

Other payable of Xiamen Pupu Investment were fully settled by November 14, 2024.

As of June 30, 2025 and 2024, due to related parties consisted of the following:

	As of June 30,
	2025	2024
Henda Gao	150,250	-
Xiamen Wandefu Trading Co., Ltd.	2,373	-
Xinchengxin (Xiamen) Property Management Co., Ltd.	32,439	-
Total	185,062	$-

Related party transaction during the fiscal year ended June 30, 2023:

In February, March, April, and June of 2023, Pop Shuzhi paid RMB96,300 (equivalent to $13,280) in total to Weiyi Lin, then vice president and director of the Company, for live broadcasting projects.

In February, March, April, and May of 2023, the Company paid $95,993 in total to Weiyi Lin for petty cash and project borrowings.

Shenzhen JamBox repaid the loan of RMB1,000,000 (approximately $143,810) to Shenzhen HipHopJust Information Technology Co., Ltd. in November 2022.

Related party transaction during the fiscal year ended June 30, 2024:

The Company loaned to Shenzhen JamBox RMB710,000 (approximately $98,273). Together with the original balance of receivable from Shenzhen JamBox, the total receivable as of June 30, 2024 was RMB2,831,000, or $389,559.

The Company sold 40% equity interests in Pupu Sibo to Lei Wang with a total consideration of RMB186,500, of which, RMB100,000 ($13,841) was received, and the remaining balance of RMB86,500 ($11,903) was still outstanding as a receivable as of June 30, 2024.

The Company sold 36% equity interests in Shenzhen JamBox to Wanquan Yi with a consideration of RMB1,800,000 or $249,142, which was still outstanding as a receivable as of June 30, 2024.

The Company sold 60% equity interests in Xiamen Pupu Investment to Mr. Huang, the Chairman of the Company, with nil consideration. The Company sold 40% equity interests in Xiamen Pupu Investment to Mr. Jiaming Wu, an employee of the Company with nil consideration.

The Company provided event hosting services to Xiamen Pupu Investment in the amount of RMB19,292,452.83, or $2,670,310.

The Company provided technical services to Hualiu Boying in the amount of RMB127,139, or $18,598.

Weiyi Lin repaid loan amount of RMB96,300, or $13,329, to the Company.

Related party transaction during the fiscal year ended June 30, 2025:

The company recognized RMB14,150.94 or $1,961.51 of digital entertainment sales to Xiamen Pengqian Culture Communication Co., Ltd.

The company recognized RMB 3,497,169.82 or $484,755.25 of digital entertainment sales to Shenzhen Jambox.

The company recognized RMB 18,867,924.53 or $2,615,350.70 from live entertainment sales to Xiamen Pupu Investment.

The company provided short video services to Xiamen Hualiu Boying Video Media Co. Ltd. in the amount of RMB175,802.76 or $24,368.65.

The company recognized sponsorship revenue from the concert of Xiamen Roppongi Culture Media Co., Ltd. in the amounted of RMB 4,716,981.13 or $653,837.67.

The company recognized rental income of RMB 16,387,317.50 or $ 2,271,504.86 from Xinchengxin (Xiamen) Property Management Co., Ltd.

The company purchased from Digital Intelligence (Guangzhou) Era Culture Development Co., Ltd. was RMB 735,849.05 or $101,998.68.

The company purchased from Xiamen Roppongi Culture Media Co., Ltd. was RMB70,483,490.62 or $9,769,969.45.

The company purchased from Zhuhai Hengqin Aosi Culture Communication Co., Ltd. was RMB4,056,603.78 or $562,300.40

The company purchased from AOSI Production Co Ltd was $ 64,248.65.

The company loaned to Shenzhen Jambox RMB390,600 ($54,142.47), and Shenzhen Jambox repaid to the company RMB 3,221,600 ($ 446,557.53).

The company received RMB 86,499.9 ($11,990.06) from Lei Wang for the equity transfer.

The company loaned to Xiamen Hualiu Boying Video Media Co. Ltd RMB 290,000($40,197.94), and Xiamen Hualiu Boying Video Media Co. Ltd repaid to the company RMB290,000($40,197.94).

The company borrowed RMB 310,000 ($42,970.21) from Xiamen Pupu Investment Co., Ltd., and repaid the loan of RMB 310,000 ($ 42,970.21)

The company received RMB 1,800,000 ($249,504.46) from Wanquan Yi for the disposal of a subsidiary.

The company borrowed RMB 17,000 ($2,356.43) from Xiamen Wandefu Trading Co., Ltd.

The company borrowed RMB 1,076,331.36 ($149,194.15) from Hengda Gao.

The company borrowed RMB 50,232,380 ($6,962,890.37) from Xinchengxin (Xiamen) Property Management Co., Ltd., and repaid RMB 50,000,000 ($6,930,679.35) of the loan.

Loan guarantees for the Company provided by Mr. Huang, the Chairman of the Company, and his spouse, please refer to “Note 13—Bank Loans.”